Acquisitions Pro Forma and Actual Financial Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pro Forma and Actual Business Results [Abstract]
Business Acquisition, Pro Forma Revenue	$ 52,089.3	$ 50,282.6
Business Acquisition, Pro Forma Net Income (Loss)	$ 2,144.6	$ 2,115.1
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 5.75	$ 5.39
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 5.69	$ 5.33